Stock Based Compensation - Performance Share Units - Additional Information (Detail) - PSU	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information relative to Performance Share Units [line items]
Number of performance share units granted	207,220	232,000
Performance share units (PSUs) [member]
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period	3 years
Number of performance share units granted	207,220	232,000
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	200.00%